LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2024
LAND USE RIGHT, NET
LAND USE RIGHT, NET

11.LAND USE RIGHT, NET

In 2020, the Group obtained a land use right in Foshan from the local authorities. Amortization of the land use right is made over the remaining term of the land use right period from the date when the land was made available for use by the Group. The land use right is summarized as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Land use right	63,618	63,618
Less: accumulated amortization	(4,441)	(5,714)
Land use right, net	59,177	57,904

The Group had recorded amortization expense of RMB1,273, RMB1,272 and RMB1,273 for the years ended December 31, 2022, 2023, and 2024, respectively.

In addition, the Group also pledged its land use right for the Group’s long-term borrowings (See Note 12).

11.LAND USE RIGHT, NET (Continued)

The estimated future amortization expense for land use rights is as follows:

Years ending December 31,	RMB
2025	1,273
2026	1,273
2027	1,273
2028	1,273
2029	1,273
Thereafter	51,539
57,904